Pension Benefits - Summary of Pension Benefits Recognized in Statements of Other Comprehensive Income Loss (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Pension defined benefit plans [member]
Amounts recognized in other comprehensive income, were as follows:
Actuarial (gain) loss on accrued pension liability	$ (59.5)	$ 46.3